Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 43,487	$ 2,294			$ 55,616	$ 19,781
Accounts Receivable, net	803,052				484,858	11,430
Cash equivalents	0				0	0
Federally insured limits	511,146				$ 29,300
Potentially dilutive shares		3,000,000			3,000,000
Uncertain tax positions					$ 0	0
Advertising	47,785	$ 23,012			146,579	4,767
Inventory reserves	$ 355,780				$ 366,109	150,974
Estimated useful lives	10 years				10 years
Accounts Receivable, net	$ 6,507				$ 0
Uncertain tax positions	$ 0				$ 0
Copa Di Vino Corporation [Member]
Depreciation expense			$ 151,800			173,300	$ 177,000
Accounts Receivable, net			191,981	$ 402,443		402,443	312,315
Uncertain tax positions			0	0		0	0
Advertising			82,200	164,600		48,500	116,600
Allowance for uncollectible accounts			0			122,000	122,000
Impairement of inventory			25,000			0	149,994
Tax payable			173,659			173,659	173,659
License agreement, net			82,900			59,400	28,409
Revenue, net			152,504	281,698		411,600	340,700
Samples expense			10,113	33,175		48,400	68,600
Shipping and handling costs			152,400	$ 297,000		426,200	$ 491,900
Copa Di Vino Corporation [Member] | Licensing Agreements [Member]
Amortization of license agreement			$ 31,000			$ 31,000
Estimated useful lives			10 years			10 years
Minimum [Member]
Property equipment useful lives	3 years				3 years
Maximum [Member]
Property equipment useful lives	39 years				39 years